Offerings - Offering: 1	May 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	1,473,218.88
Maximum Aggregate Offering Price	$ 29,274,030.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,042.74
Offering Note	See Offering Note (1) (a) The number of shares of common stock, par value $1.00 per share ("United common stock"), of United Community Banks, Inc. ("United") being registered is based upon an estimate of (x) the maximum number of shares of common stock, par value $5.00 per share ("Peach common stock"), of Peach State Bancshares, Inc. ("Peach") outstanding as of May 13, 2026, or issuable or expected to be cancelled or exchanged in connection with the merger of Peach with and into United, collectively equal to 1,640,921 multiplied by (y) the exchange ratio of 0.8978 shares of United common stock for each share of Peach common stock. (b) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated based upon the book value of shares of Peach common stock in accordance with Rule 457(f) under the Securities Act as follows: (a) the product of (i) $17.84, the book value per share of Peach common stock as calculated on March 31, 2026, and (ii) 1,640,921, the estimated maximum number of shares of Peach common stock to be exchanged in connection with the merger. (c) Pursuant to Rule 457(o) of the Securities Act, the registration fee has been calculated on the basis of the maximum aggregate offering price. The fee has been determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.